CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholders’ equity
Ordinary shares, par value (in dollars per share)	$ 0.10	$ 0.10
Authorized shares (in shares)	365,000,000	315,000,000	315,000,000
Issued shares (in shares)	315,400,000	264,080,391	264,080,391
Outstanding shares (in shares)	307,215,419	244,926,821